The Prudential Insurance Company of America	Thomas C. Castano
Assistant General Counsel
Law Department

The Prudential Insurance Company

of America

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 8, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Prudential Variable Appreciable Account (File No. 811-5466)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2005 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950129-05-008660
	Date of Filing:	08/25/05

2.	Filer/Entity:	American Century Variable Portfolios
	Registration No.:	811-05188
	CIK No.:	0000814680
	Accession No.:	0000814680-05-000021
	Date of Filing:	08/18/05

3.	Filer/Entity:	Janus Aspen Series - Growth Portfolio
	Registration No.:	811-07736
	CIK No.:	0000906185
	Accession No.:	0001104659-05-041255
	Date of Filing:	08/25/05

4.	Filer/Entity:	MFS Variable Insurance Trust - Emerging Growth Series
	Registration No.:	811-8326
	CIK No.:	0000918571
	Accession No.:	0000950156-05-000315
	Date of Filing:	08/26/05

5.	Filer/Entity:	T. Rowe Price International Series - International Growth
	Registration No.:	811-07143
	CIK No.:	0000918294
	Accession No.:	0000918294-05-000039
	Date of Filing:	09/01/05

6.	Filer/Entity:	The Prudential Series Fund, Inc.
	Registration No.:	811-03623
	CIK No.:	0000711175
	Accession No.:	0001193125-05-180714
	Date of Filing:	09/06/05

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/__________________________

Thomas C. Castano

VIA EDGAR